Exhibit 99.22

Rating Agency Grades: 9/23/2022
Loan Information				Initial Credit Grades					Initial Compliance Grades					Initial Property Grades					Initial Overall Grades					Final Credit Grades					Final Compliance Grades					Final Property Grades					Final Overall Grades
Loan Number	Alternate Loan ID	Customer Loan ID	Note Original Balance	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P
XXXXXXXXXX	XXXXXXXXXX	0004	XXXXXXXXXX	C	C	C	C	CC	A	A	A	A	RA	A	A	A	A	VA	C	C	C	C	C	A	A	A	A	CA	A	A	A	A	RA	A	A	A	A	VA	A	A	A	A	A